DEFERRED FINANCING COSTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Financing Costs
DEFERRED FINANCING COSTS

8. DEFERRED FINANCING COSTS

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2023 and June 30, 2024, the Company capitalized SGD356 thousand (US$263 thousand) of deferred offering costs relating to an offering exercise.

8. DEFERRED FINANCING COSTS

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2022, deferred offering costs has been offset against the offering proceeds at the closing of the IPO. As of December 31, 2023, the Company capitalized SGD356 thousand (US$270 thousand) of deferred offering costs relating to an offering exercise.